Schedule of prepayments and other receivables, net, allowance for expected credit losses (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance, beginning of the year
Addition	167,536	122,100
Balance, end of year	$ 167,536	£ 122,100